Property, Plant and Equipment and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment and Intangible Assets [Abstract]
Summary of Movements in Property Plant and Equipment and Intangible Assets

Movements in property, plant and equipment and intangible assets during the years ended December 31, 2025 and 2024 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Land and Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2025	$2,713,263	$4,573,867	$314,717	$407,998	$96,945	$165,470	$8,272,260
Additions	36,527	34,534	294,100	620,624	14,719	50,740	1,051,244
Disposals	(2,016)	(15,860)	—	—	(1,069)	(31,911)	(50,856)
Reclassified between assets	170,344	505,771	(170,351)	(505,771)	—	7	—
Reclassification and other	—	1,381	—	—	62	—	1,443
Effect of currency translation	8,944	—	3,050	—	3,407	438	15,839
Cost as of December 31, 2025	$2,927,062	$5,099,693	$441,516	$522,851	$114,064	$184,744	$9,289,930
Accumulated depreciation, amortization and impairment as of January 1, 2025	$(1,062,027)	$(588,074)	$—	$—	$(60,644)	$(104,411)	$(1,815,156)
Depreciation and amortization	(78,024)	(143,720)	—	—	(5,745)	(24,112)	(251,601)
Depreciation and amortization of disposals	476	7,059	—	—	599	30,906	39,040
Reclassification and other	—	(1,381)	—	—	(62)	—	(1,443)
Effect of currency translation	(3,833)	—	—	—	(1,471)	(382)	(5,686)
Accumulated depreciation, amortization and impairment as of December 31, 2025	$(1,143,408)	$(726,116)	$—	$—	$(67,323)	$(97,999)	$(2,034,846)
Net book value
As of January 1, 2025	$1,651,236	$3,985,793	$314,717	$407,998	$36,301	$61,059	$6,457,104
As of December 31, 2025	$1,783,654	$4,373,577	$441,516	$522,851	$46,741	$86,745	$7,255,084

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Land and Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2024	$2,621,214	$4,077,141	$111,919	$308,696	$96,580	$171,145	$7,386,695
Additions	28,801	23,445	275,943	581,479	6,221	20,232	936,121
Disposals	(4,510)	(10,300)	—	—	(6,298)	(25,687)	(46,795)
Reclassified between assets	72,340	482,177	(72,340)	(482,177)	—	—	—
Reclassification and other	(317)	1,404	—	—	1,828	—	2,915
Effect of currency translation	(4,265)	—	(805)	—	(1,386)	(220)	(6,676)
Cost as of December 31, 2024	$2,713,263	$4,573,867	$314,717	$407,998	$96,945	$165,470	$8,272,260
Accumulated depreciation, amortization and impairment as of January 1, 2024	$(983,491)	$(469,152)	$—	$—	$(60,321)	$(109,020)	$(1,621,984)
Depreciation and amortization	(80,992)	(121,625)	—	—	(5,828)	(20,079)	(228,524)
Depreciation and amortization of disposals	728	4,107	—	—	4,819	24,489	34,143
Reclassification and other	—	(1,404)	—	—	—	—	(1,404)
Effect of currency translation	1,728	—	—	—	686	199	2,613
Accumulated depreciation, amortization and impairment as of December 31, 2024	$(1,062,027)	$(588,074)	$—	$—	$(60,644)	$(104,411)	$(1,815,156)
Net book value
As of January 1, 2024	$1,637,723	$3,607,989	$111,919	$308,696	$36,259	$62,125	$5,764,711
As of December 31, 2024	$1,651,236	$3,985,793	$314,717	$407,998	$36,301	$61,059	$6,457,104